Significant Events - Financing of a Quebec Wind Asset by TransAlta Renewables (Details) - CAD ($) $ in Millions	Jul. 20, 2018	Jun. 03, 2016
Disclosure of detailed information about borrowings [line items]
Bonds issued	$ 345
TransAlta Renewables
Disclosure of detailed information about borrowings [line items]
Bonds issued		$ 159